Other Gains, Net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Mar. 31, 2024 CNY (¥)	[1]	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	[1]	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)		Mar. 31, 2022 USD ($)
Other Gains, Net [Line Items]
Reimbursement received									¥ 1,500		$ 200
Investment gain			¥ 49		$ 7	¥ 3,597				[1]
Third-Party Investor [Member]
Other Gains, Net [Line Items]
Investment gain	¥ 50	¥ 3,600

[1]	In August 2022, the Company disposed a subsidiary to a third-party investor and recognized an investment gain of RMB 3.6 million. In November 2023, the Company disposed a subsidiary and recognized an investment gain of RMB 0.05 million.